State Street Institutional Investment Trust

State Street China Equity Select Fund

(the “Fund”)

Class K (SCSLX)

Supplement dated September 23, 2019 to the Prospectus

dated August 30, 2019, as may be supplemented from time to time

Effective immediately, the Prospectus is revised as follows:

The first and second paragraphs under the heading “Purchase Minimums” in the sub-section within the Fund Summary entitled “Purchase and Sale of Fund Shares” on page 7 of the Prospectus are deleted in their entirety and replaced with the following:

Purchase Minimums

There is no minimum initial investment for Class K shares of the Fund. There is no minimum subsequent investment. In the case of shareholders purchasing shares through a Financial Intermediary, the minimum purchase amount may be applied at the level of the Financial Intermediary.

You may purchase or redeem Fund Shares on any day the Fund is open for business.

The second and third paragraphs in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 22 of the Prospectus are deleted in their entirety and replaced with the following:

Purchasing Shares

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing Fund Shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund ”supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Qualified recordkeepers with an applicable agreement maintained with SSGA FD;

3.	Defined contribution, defined benefit, endowments and foundations, and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code (the “Code”).

4.	Certain other registered open-end investment companies whose shares are distributed by SSGA FD;

5.

Current or retired Directors or Trustees of the State Street Funds, officers and employees of SSGA, and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such person is a beneficiary;

6.	Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

7.	Health Savings Accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the Fund at an omnibus level;

8.	Collective investment trusts.

There is no minimum investment for Class K shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319CSEFSUPP

State Street Institutional Investment Trust

State Street Equity 500 Index Fund

Class A (SSSVX) Class I (SSSWX) Class K (SSSYX)

State Street Aggregate Bond Index Fund

Class A (SSFCX) Class I (SSFDX) Class K (SSFEX)

State Street Global Equity ex-U.S. Index Fund

Class A (SSGHX) Class I (SSGJX) Class K (SSGLX)

State Street Small/Mid Cap Equity Index Fund

Class A (SSMJX) Class I (SSMLX) Class K (SSMKX)

(each a “Fund”, and collectively the “Funds”)

Supplement dated September 23, 2019 to the Prospectus

dated April 30, 2019, as may be supplemented from time to time

Effective immediately, the Prospectus is revised as follows:

Each table under the heading “Purchase Minimums” in each sub-section of each Fund Summary entitled “Purchase and Sale of Fund Shares” on pages 6, 13, 21, and 27 of the Prospectus is deleted in its entirety and replaced in each instance with the following:

Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None

The second paragraph under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION”, on page 50 of the Prospectus is deleted in its entirety and replaced with the following:

All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. The availability of shares of a particular class through a given Financial Intermediary will depend on the policies and procedures of the Financial Intermediary. The Funds, the Distributor, the Adviser and the Transfer Agent do not provide advice or make recommendations regarding Fund share classes and do not verify that you have invested in the share class most appropriate for your investment needs. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, whether you might invest more money in a Fund in the future, and the nature of your arrangement with a Financial Intermediary. Your investment professional can help you choose a share class that is appropriate for your investment needs.

The table under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION”, on page 51 of the Prospectus is deleted in its entirety and replaced with the following:

	Class A	Class I	Class K
Availability	Available to the general public through certain Financial Intermediaries.	Limited to certain investors certain investors serviced through a Financial Intermediary receiving a fee from the applicable Fund for shareholder servicing or similar services.	Limited to certain investors, including certain financial institutions, qualified recordkeepers and employer-sponsored retirement plans.

Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.	There is no minimum investment for Class I shares.	There is no minimum investment for Class K shares.

Maximum Investment	None.	None.	None.

Initial (Front-End) Sales Charge	Yes. 5.25% for Equity Funds and 3.75% for Fixed Income Funds, payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	No.	No.

Distribution and Service (12b-1) Fees	0.25% annual fee.	No.	No.

Redemption Fees	No.	No.	No.

The discussions under the headings “Class I” and “Class K”, within the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” beginning on page 55 of the Prospectus are deleted in their entirety and replaced with the following:

Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors serviced through a Financial Intermediary receiving a fee from a Fund for shareholder servicing or similar services:

1.

Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into agreements with the Fund to purchase Class I shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund “supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

There is no minimum investment for Class I shares.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing Fund Shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund ”supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Qualified recordkeepers with an applicable agreement maintained with SSGA FD;

3.	Endowments and foundations, and defined contribution, defined benefit, and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code (the “Code”);

4.	Certain other registered open-end investment companies whose shares are distributed by SSGA FD;

5.

Current or retired Directors or Trustees of the State Street Funds, officers and employees of SSGA, and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such person is a beneficiary;

6.	Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

7.	Health Savings Accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the Fund at an omnibus level;

8.	Collective investment trusts.

There is no minimum investment for Class K shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319CORESUPP

State Street Institutional Investment Trust

State Street Hedged International Developed Equity Index Fund

Class A (SSHEX) Class I (SSHNX) Class K (SSHQX)

State Street International Developed Equity Index Fund

Class A (SSIHX) Class I (SSIKX) Class K (SSIWX)

(each a “Fund”, and collectively the “Funds”)

Supplement dated September 23, 2019 to the Prospectus

dated April 30, 2019, as may be supplemented from time to time

Effective immediately, the Prospectus is revised as follows:

Each table under the heading “Purchase Minimums” in each sub-section of each Fund Summary entitled “Purchase and Sale of Fund Shares” on pages 8 and 16 of the Prospectus is deleted in its entirety and replaced in each instance with the following:

Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None

The second paragraph under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 34 of the Prospectus is deleted in its entirety and replaced with the following:

All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. The availability of shares of a particular class through a given Financial Intermediary will depend on the policies and procedures of the Financial Intermediary. The Funds, the Distributor, the Adviser and the Transfer Agent do not provide advice or make recommendations regarding Fund share classes and do not verify that you have invested in the share class most appropriate for your investment needs. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, whether you might invest more money in a Fund in the future, and the nature of your arrangement with a Financial Intermediary. Your investment professional can help you choose a share class that is appropriate for your investment needs.

The table under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” beginning on page 34 of the Prospectus is deleted in its entirety and replaced with the following:

	Class A	Class I	Class K
Availability	Available to the general public through certain Financial Intermediaries.	Limited to certain investors serviced through a Financial Intermediary receiving a fee from the applicable Fund for shareholder servicing or similar services.	Limited to certain investors, including certain financial institutions, qualified recordkeepers and employer-sponsored retirement plans.

Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.	There is no minimum investment for Class I shares.	There is no minimum investment for Class K shares.

Maximum Investment	None.	None.	None.

Initial (Front-End) Sales Charge	Yes. 5.25% for Equity Funds and 3.75% for Fixed Income Funds, payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	No.	No.

Distribution and Service (12b-1) Fees	0.25% annual fee.	No.	No.

Redemption Fees	No.	No.	No.

The discussions under the headings “Class I” and “Class K”, within the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” beginning on page 38 of the Prospectus are deleted in their entirety and replaced with the following:

Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors serviced through a Financial Intermediary receiving a fee from a Fund for shareholder servicing or similar services:

1.

Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into agreements with the Fund to purchase Class I shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund “supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

There is no minimum investment for Class I shares.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing Fund Shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund ”supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Qualified recordkeepers with an applicable agreement maintained with SSGA FD;

3.	Endowments and foundations, and defined contribution, defined benefit, and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code (the “Code”);

4.	Certain other registered open-end investment companies whose shares are distributed by SSGA FD;

5.

Current or retired Directors or Trustees of the State Street Funds, officers and employees of SSGA, and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such person is a beneficiary;

6.	Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

7.	Health Savings Accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the Fund at an omnibus level;

8.	Collective investment trusts.

There is no minimum investment for Class K shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319DEVSUPP

State Street Institutional Investment Trust

State Street Defensive Global Equity Fund

(the “Fund”)

Class A (SSGGX) Class I (SSGMX) Class K (SSGKX)

Supplement dated September 23, 2019 to the Prospectus

dated April 30, 2019, as may be supplemented from time to time

Effective immediately, the Prospectus is revised as follows:

The table under the heading “Purchase Minimums” in the sub-section within the Fund Summary entitled “Purchase and Sale of Fund Shares” on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None

The second paragraph under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 20 of the Prospectus is deleted in its entirety and replaced with the following:

All classes of the Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. The availability of shares of a particular class through a given Financial Intermediary will depend on the policies and procedures of the Financial Intermediary. The Fund, the Distributor, the Adviser and the Transfer Agent do not provide advice or make recommendations regarding Fund share classes and do not verify that you have invested in the share class most appropriate for your investment needs. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, whether you might invest more money in the Fund in the future, and the nature of your arrangement with a Financial Intermediary. Your investment professional can help you choose a share class that is appropriate for your investment needs.

The table under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 21 of the Prospectus is deleted in its entirety and replaced with the following:

	Class A	Class I	Class K
Availability	Available to the general public through certain Financial Intermediaries.	Limited to certain investors serviced through a Financial Intermediary receiving a fee from the applicable Fund for shareholder servicing or similar services.	Limited to certain investors, including certain financial institutions, qualified recordkeepers and employer-sponsored retirement plans.

	Class A	Class I	Class K
Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.	There is no minimum investment for Class I shares.	There is no minimum investment for Class K shares.

Maximum Investment	None.	None.	None.

Initial (Front-End) Sales Charge	Yes. 5.25% for Equity Funds and 3.75% for Fixed Income Funds, payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	No.	No.

Distribution and Service (12b-1) Fees	0.25% annual fee.	No.	No.

Redemption Fees	No.	No.	No.

The discussions under the headings “Class I” and “Class K”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” beginning on page 25 of the Prospectus are deleted in their entirety and replaced with the following:

Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors serviced through a Financial Intermediary receiving a fee from a Fund for shareholder servicing or similar services:

1.

Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into agreements with the Fund to purchase Class I shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund “supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

There is no minimum investment for Class I shares.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing Fund Shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund ”supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Qualified recordkeepers with an applicable agreement maintained with SSGA FD;

3.	Endowments and foundations, and defined contribution, defined benefit, and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code (the “Code”);

4.	Certain other registered open-end investment companies whose shares are distributed by SSGA FD;

5.

Current or retired Directors or Trustees of the State Street Funds, officers and employees of SSGA, and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such person is a beneficiary;

6.	Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

7.	Health Savings Accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the Fund at an omnibus level;

8.	Collective investment trusts.

There is no minimum investment for Class K shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319DGEFSUPP

State Street Institutional Investment Trust

State Street Emerging Markets Equity Index Fund

(the “Fund”)

Class A (SSUEX) Class I (SSLEX) Class K (SSKEX)

Supplement dated September 23, 2019 to the Prospectus

dated April 30, 2019, as may be supplemented from time to time

Effective immediately, the Prospectus is revised as follows:

The table under the heading “Purchase Minimums” in the sub-section within the Fund Summary entitled “Purchase and Sale of Fund Shares” on page 8 of the Prospectus is deleted in its entirety and replaced with the following:

Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None

The second paragraph under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

All classes of the Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. The availability of shares of a particular class through a given Financial Intermediary will depend on the policies and procedures of the Financial Intermediary. The Fund, the Distributor, the Adviser and the Transfer Agent do not provide advice or make recommendations regarding Fund share classes and do not verify that you have invested in the share class most appropriate for your investment needs. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, whether you might invest more money in the Fund in the future, and the nature of your arrangement with a Financial Intermediary. Your investment professional can help you choose a share class that is appropriate for your investment needs.

The table under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 23 of the Prospectus is deleted in its entirety and replaced with the following:

	Class A	Class I	Class K
Availability	Available to the general public through certain Financial Intermediaries.	Limited to certain investors serviced through a Financial Intermediary receiving a fee from the applicable Fund for shareholder servicing or similar services.	Limited to certain investors, including certain qualified recordkeepers, financial institutions, and employer-sponsored retirement plans.

Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.	There is no minimum investment for Class I shares.	There is no minimum investment for Class K shares.

Maximum Investment	None.	None.	None.

Initial (Front-End) Sales Charge	Yes. 5.25% for Equity Funds and 3.75% for Fixed Income Funds, payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	No.	No.

Distribution and Service (12b-1) Fees	0.25% annual fee.	No.	No.

Redemption Fees	No.	No.	No.

The discussions under the headings “Class I” and “Class K”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” beginning on page 27 of the Prospectus are deleted in their entirety and replaced with the following:

Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors serviced through a Financial Intermediary receiving a fee from a Fund for shareholder servicing or similar services:

1.

Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into agreements with the Fund to purchase Class I shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund “supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

There is no minimum investment for Class I shares.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing Fund Shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund ”supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Qualified recordkeepers with an applicable agreement maintained with SSGA FD;

3.	Endowments and foundations, and defined contribution, defined benefit, and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code (the “Code”);

4.	Certain other registered open-end investment companies whose shares are distributed by SSGA FD;

5.

Current or retired Directors or Trustees of the State Street Funds, officers and employees of SSGA, and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such person is a beneficiary;

6.	Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

7.	Health Savings Accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the Fund at an omnibus level;

8.	Collective investment trusts.

There is no minimum investment for Class K shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319EMEISUPP

State Street Institutional Investment Trust

State Street International Value Spotlight Fund

(the “Fund”)

Class A (——) Class I (——) Class K (SIVSX)

Supplement dated September 23, 2019 to the Prospectus

dated April 30, 2019, as may be supplemented from time to time

Effective immediately, the Prospectus is revised as follows:

The table under the heading “Purchase Minimums” in the sub-section within the Fund Summary entitled “Purchase and Sale of Fund Shares” on page 7 of the Prospectus is deleted in its entirety and replaced with the following:

Purchase Minimums

Class A
To establish an account	$2,000
To add to an existing account	None
Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None

The second paragraph under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

All classes of the Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. The availability of shares of a particular class through a given Financial Intermediary will depend on the policies and procedures of the Financial Intermediary. The Fund, the Distributor, the Adviser and the Transfer Agent do not provide advice or make recommendations regarding Fund share classes and do not verify that you have invested in the share class most appropriate for your investment needs. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, whether you might invest more money in the Fund in the future, and the nature of your arrangement with a Financial Intermediary. Your investment professional can help you choose a share class that is appropriate for your investment needs.

The table under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 22 of the Prospectus is deleted in its entirety and replaced with the following:

	Class A	Class I	Class K
Availability	Available to the general public through certain Financial Intermediaries.	Limited to certain investors serviced through a Financial Intermediary receiving a fee from the applicable Fund for shareholder servicing or similar services.	Limited to certain investors, including certain qualified recordkeepers, financial institutions, and employer-sponsored retirement plans.

	Class A	Class I	Class K
Minimum Initial Investment	$2,000. The investment minimum may be modified, waived or reduced for certain types of investors (e.g., 401(k) or 403(b) plans) and investments as well as for certain fee-based programs where an agreement is in place.	There is no minimum investment for Class I shares.	There is no minimum investment for Class K shares.

Maximum Investment	None.	None.	None.

Initial (Front-End) Sales Charge	Yes. 5.25% for Equity Funds and 3.75% for Fixed Income Funds, payable at time of purchase. Lower sales charges are available for larger investments. See the chart under “Class A” section of this Prospectus.	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No, except for purchases of $1,000,000 or more that are redeemed within 18 months after purchase.	No.	No.

Distribution and Service (12b-1) Fees	0.25% annual fee.	No.	No.

Redemption Fees	No.	No.	No.

The discussions under the headings “Class I” and “Class K”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” beginning on page 26 of the Prospectus are deleted in their entirety and replaced with the following:

Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors serviced through a Financial Intermediary receiving a fee from a Fund for shareholder servicing or similar services:

1.

Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into agreements with the Fund to purchase Class I shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund “supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

There is no minimum investment for Class I shares.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing Fund Shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund ”supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Qualified recordkeepers with an applicable agreement maintained with SSGA FD;

3.	Endowments and foundations, and defined contribution, defined benefit, and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code (the “Code”);

4.	Certain other registered open-end investment companies whose shares are distributed by SSGA FD;

5.

Current or retired Directors or Trustees of the State Street Funds, officers and employees of SSGA, and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such person is a beneficiary;

6.	Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

7.	Health Savings Accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the Fund at an omnibus level;

8.	Collective investment trusts.

There is no minimum investment for Class K shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319SPOTSUPP

State Street Institutional Investment Trust

STATE STREET TARGET RETIREMENT 2015 FUND Class I (SSBFX) Class K (SSBHX)	STATE STREET TARGET RETIREMENT 2020 FUND Class I (SSBNX) Class K (SSBOX)	STATE STREET TARGET RETIREMENT 2025 FUND Class I (SSBRX) Class K (SSBSX)

STATE STREET TARGET RETIREMENT 2030 FUND Class I (SSBWX) Class K (SSBYX)	STATE STREET TARGET RETIREMENT 2035 FUND Class I (SSCJX) Class K (SSCKX)	STATE STREET TARGET RETIREMENT 2040 FUND Class I (SSCNX) Class K (SSCQX)

STATE STREET TARGET RETIREMENT 2045 FUND Class I (SSDDX) Class K (SSDEX)	STATE STREET TARGET RETIREMENT 2050 FUND Class I (SSDJX) Class K (SSDLX)	STATE STREET TARGET RETIREMENT 2055 FUND Class I (SSDOX) Class K (SSDQX)

STATE STREET TARGET RETIREMENT 2060 FUND Class I (SSDWX) Class K (SSDYX)	STATE STREET TARGET RETIREMENT FUND Class I (SSFNX) Class K (SSFOX)

(each a “Fund”, and collectively the “Funds”)

Supplement dated September 23, 2019 to the Prospectus

dated April 30, 2019, as may be supplemented from time to time

Effective immediately, the Prospectus is revised as follows:

Each table under the heading “Purchase Minimums” in each sub-section of each Fund Summary entitled “Purchase and Sale of Fund Shares” on pages 10, 20, 30, 40, 50, 60, 70, 80, 90, 100, and 109 of the Prospectus is deleted in its entirety and replaced in each instance with the following:

Purchase Minimums

Class I
To establish an account	None
To add to an existing account	None
Class K
To establish an account	None
To add to an existing account	None

The second paragraph under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 126 of the Prospectus is deleted in its entirety and replaced with the following:

All classes of a Fund share the same investment objective and investments, but the different share classes have different expense structures and eligibility requirements. The availability of shares of a particular class through a given Financial Intermediary will depend on the policies and procedures of the Financial Intermediary. The Funds, the Distributor, the Adviser and the Transfer Agent do not provide advice or make recommendations regarding Fund share classes and do not verify that you have invested in the share class most appropriate for your investment needs. You should choose the class with the expense structure that best meets your needs and for which you are eligible. Some factors to consider are the amount you plan to invest, the time period before you expect to sell your shares, whether you might invest more money in a

Fund in the future, and the nature of your arrangement with a Financial Intermediary. Your investment professional can help you choose a share class that is appropriate for your investment needs.

The table under the heading “Choosing a Share Class”, in the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” on page 127 of the Prospectus is deleted in its entirety and replaced with the following:

	Class I	Class K
Availability	Limited to certain investors serviced through a Financial Intermediary receiving a fee from the applicable Fund for shareholder servicing or similar services.	Limited to certain investors, including certain financial institutions, qualified recordkeepers and employer-sponsored retirement plans.

Minimum Initial Investment	There is no minimum investment for Class I shares.	There is no minimum investment for Class K shares.

Maximum Investment	None.	None.

Initial (Front-End) Sales Charge	No. Entire purchase price is invested in shares of a Fund.	No. Entire purchase price is invested in shares of a Fund.

Deferred (CDSC) Sales Charge	No.	No.

Distribution and Service (12b-1) Fees	No.	No.

Redemption Fees	No.	No.

The discussions under the headings “Class I” and “Class K”, within the sub-section “Purchasing Shares”, within the section “SHAREHOLDER INFORMATION” beginning on page 127 of the Prospectus are deleted in their entirety and replaced with the following:

Class I

Class I shares are not subject to any sales charge. Only certain investors are eligible to buy Class I shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class I shares.

Class I shares are available to the following categories of investors serviced through a Financial Intermediary receiving a fee from a Fund for shareholder servicing or similar services:

1.

Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) that have entered into agreements with the Fund to purchase Class I shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund “supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

There is no minimum investment for Class I shares.

Class K

Class K shares are not subject to any sales charge. Only certain investors are eligible to buy Class K shares. Your Financial Intermediary can help you determine whether you are eligible to purchase Class K shares.

Class K shares are available to the following categories of investors:

1.	Banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing Fund Shares on behalf of their clients in:

•	Discretionary and non-discretionary advisory programs;

•	Fund ”supermarkets”;

•	Asset allocation programs;

•	Other programs in which the client pays an asset-based fee for advice or for executing transactions in Fund Shares or for otherwise participating in the program; or

•	Certain other investment programs that do not charge an asset-based fee;

2.	Qualified recordkeepers with an applicable agreement maintained with SSGA FD;

3.	Endowments and foundations, and defined contribution, defined benefit, and other employer-sponsored employee benefit plans, whether or not qualified under the Internal Revenue Code (the “Code”);

4.	Certain other registered open-end investment companies whose shares are distributed by SSGA FD;

5.

Current or retired Directors or Trustees of the State Street Funds, officers and employees of SSGA, and any of its subsidiaries, such persons’ spouses, and children under the age of 21, and trust accounts for which any of such person is a beneficiary;

6.	Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions);

7.	Health Savings Accounts under Section 223 of the Internal Revenue Code if such accounts are maintained by the Fund at an omnibus level;

8.	Collective investment trusts.

There is no minimum investment for Class K shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

92319TDFSUPP